Employee benefits - Reconciliation of Opening and Closing Balances of Net Employee Benefit Plans and Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	€ 276.2	€ 237.5
Current service cost	7.9	6.6
Interest cost (income)	1.7	2.7
Post-employment benefit expense, defined benefit plans	9.6	9.3
Demographic assumptions	(1.5)	0.0
Financial assumptions	26.8	(29.1)
Actuarial experience (gains) losses	(1.8)	0.8
Return on plan assets, excluding interest income	(9.6)	(0.4)
Exchange adjustments	(0.9)	2.8
Gain (loss) on remeasurement, net defined benefit liability (asset)	(37.0)	30.7
Acquired through business combinations	3.5	6.6
Contributions by employer	(1.2)	(0.5)
Contributions by members	0.0	(0.1)
Benefits paid	(6.9)	(7.3)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(4.6)	(1.3)
Balance at December 31	244.2	276.2
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	374.1	323.9
Current service cost	7.9	6.6
Interest cost (income)	2.2	3.7
Post-employment benefit expense, defined benefit plans	10.1	10.3
Demographic assumptions	(1.5)	0.0
Financial assumptions	26.8	(29.1)
Actuarial experience (gains) losses	(1.8)	0.8
Exchange adjustments	(0.3)	2.8
Gain (loss) on remeasurement, net defined benefit liability (asset)	(26.8)	31.1
Acquired through business combinations	3.5	18.4
Contributions by employer	0.0
Contributions by members	0.8	0.4
Benefits paid	(9.1)	(10.0)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(4.8)	8.8
Balance at December 31	352.6	374.1
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1	(97.9)	(86.4)
Interest cost (income)	(0.5)	(1.0)
Post-employment benefit expense, defined benefit plans	(0.5)	(1.0)
Return on plan assets, excluding interest income	(9.6)	(0.4)
Exchange adjustments	(0.6)	0.0
Gain (loss) on remeasurement, net defined benefit liability (asset)	(10.2)	(0.4)
Acquired through business combinations	0.0	(11.8)
Contributions by employer	(1.2)	(0.5)
Contributions by members	(0.8)	(0.5)
Benefits paid	2.2	2.7
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	0.2	(10.1)
Balance at December 31	€ (108.4)	€ (97.9)